Debt	6 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
Debt
Note 17 - Debt
Short-term debt is comprised of the following:

	Principal Amount
(In $ millions)	June 30, 2025	December 31, 2024
2028 Notes	75.0	75.0
2030 Notes	25.0	25.0
Additional 2028 Notes and Further Additional 2028 Notes	26.0	26.0
Additional 2030 Notes	8.7	8.7
Principal Outstanding	134.7	134.7
Deferred Finance Charges (1)	(12.5)	(12.5)
Debt discount	(6.8)	(6.8)
Debt premium	2.7	2.7
Carrying Value Short-Term Debt (2)	118.1	118.1
Long-term debt is comprised of the following:

	Principal Amount
(In $ millions)	June 30, 2025	December 31, 2024
2028 Notes	837.5	875.0
2030 Notes	452.5	465.0
Convertible Bonds	239.4	239.4
Additional 2028 Notes and Further Additional 2028 Notes	290.6	303.6
Additional 2030 Notes	157.6	161.9
Principal Outstanding	1,977.6	2,044.9
Deferred Finance Charges (1)	(31.5)	(37.7)
Debt discount	(20.5)	(23.9)
Debt premium	7.8	9.2
Carrying Value Long-Term Debt (2)	1,933.4	1,992.5
(1) As at June 30, 2025 and December 31, 2024, deferred finance charges include the unamortized legal and bank fees associated with the 2028 Notes issued in 2023, the Additional 2028 Notes and Further Additional 2028 Notes issued in 2024, the 2030 Notes issued in 2023, the Additional 2030 Notes issued in 2024, Convertible Bonds, our undrawn $150.0 million revolving credit facility as well as the unamortized debt issuance cost associated with the fair value of the Share Lending Agreement (see Note 21 - Common Shares).
(2) Carrying amounts in the table above include, where applicable, deferred financing charges, debt discounts and debt premiums.
At June 30, 2025 the scheduled maturities of our debt were as follows:

Maturities
(In $ millions)
2025	67.4
2026	134.7
2027	134.7
2028	1,249.7
2029	33.7
Thereafter	492.1
Total principal debt	2,112.3
For a discussion of the terms and covenants applicable to our 2028 Notes, Additional 2028 Notes and Further Additional 2028 Notes, 2030 Notes and Additional 2030 Notes, see Note 19 - Debt to our audited consolidated financial statements in our annual report on Form 20-F for the year ended December 31, 2024.
Unsecured Convertible Bonds due 2028
Following the payment of a $0.02 per share cash distribution in each of December 2024 and March 2025, the adjusted conversion price for the convertible bonds is $6.9376 per share, with the current outstanding principal amount of the Convertible Bonds convertible into 34,507,611 shares.
Interest
The weighted average nominal interest rate for all of our interest-bearing debt was 9.8% for the six months ended June 30, 2025 (9.7% for the six months ended June 30, 2024). Excluding our Convertible Bonds, the weighted average interest rate for our interest-bearing debt was 10.4% for the six months ended June 30, 2025 (10.3% for the six months ended June 30, 2024).
Covenants
As at June 30, 2025, we were in compliance with the covenants and our obligations under our debt agreements.